Investment Objectives and Goals	Jan. 08, 2026
VistaShares DIVBoost Dividend Leaders Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DIVBOOST DIVIDEND LEADERS DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is capital appreciation.
VistaShares DIVBoost Dividend Champions Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DIVBOOST DIVIDEND CHAMPIONS DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is capital appreciation.
VistaShares DIVBoost Sector Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DIVBOOST SECTOR DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is capital appreciation.
VistaShares DIVBoost Utilities Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DIVBOOST UTILITIES DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is capital appreciation.
VistaShares DIVBoost High Yield Bond Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DIVBOOST HIGH YIELD BOND DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
VistaShares DIVBoost REIT Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DIVBOOST REIT DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is capital appreciation.
VistaShares DIVBoost Energy Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DIVBOOST ENERGY DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is capital appreciation.